Geographical Disclosure	12 Months Ended
Dec. 31, 2018
Operating Segments [Abstract]
Geographical Disclosure
GEOGRAPHICAL DISCLOSURE
As at December 31, 2018, Crescent Point's non-current assets related to the U.S. foreign operations was $2.46 billion (December 31, 2017 - $2.74 billion). See Note 18 - "Oil and Gas Sales" for Crescent Point's oil and gas sales related to the U.S. foreign operations.